Financial Instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments
Note 23 – Financial Instruments

The Company has exposure to the following risks from its use of financial instruments: credit, liquidity and market risks, this note presents qqualitative information about the Company’s exposure to each of the above risks, and the Company’s objectives, policies and processes for measuring and managing risk.

A.	Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Company’s risk management framework.

The Company’s risk management policy was formulated to identify and analyze the risks that the Company faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Company’s operations. The Company acts to develop an effective control environment in which all employees understand their roles and commitment.

B.	Credit risk

Credit risk is the risk of financial loss to the Company if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables.

The Company restricts exposure to credit risk by investing only in bank deposits.

C.	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

This does not take into account the potential effect of extreme circumstances that cannot reasonably be predicted.

The cash surpluses held by the Company that are not required for financing their current activity, are invested in interest-bearing investment channels, such as short-term deposits. These investment channels are chosen by the Company’s management based on future forecasts of the cash the Company will require in order to meet its liabilities.

D.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Company’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

E.	Fair value

The carrying amounts of financial assets and liabilities, including cash and cash equivalents, other receivables, trade payables and other payables are the same or proximate to their fair value. Changes in CPI are effecting operational contracts, mainly lease agreement